SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY.
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	December 2022	November 2022	May 2022	November 2021	June 2021
Weighted-average expected life (years)	5.79	5.79	5.79	5.79	5.79
Expected volatility rates(1)	45.41%	45.38%	44.96%	45.08%	46.34
Expected dividend yield	0%	0%	0%	0%	0
Risk-free interest rate	3.62%	4.32%	3.00%	1.32%	0.63
Weighted-average exercise price (€)	9.94	10.32	6.41	5.18	5.59
Weighted-average fair value of options granted during the year (€)	4.70	5.05	3.13	2.29	2.37
(1)	Historical volatility calculated over the weighted-average expected life.
(2)	There was no new plan for the year 2020.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

	2022		2021		2020
	Options	Weighted	Options	Weighted	Options	Weighted
		average		average		average
		exercice		exercice		exercice
		price (€)		price (€)		price (€)
Outstanding on January 1,	2,408,508	4.38	1,186,900	2.81	1,273,900	2.78
Granted	571,000	9.07	1,392,428	5.56	—	—
Exercised	(320,622)	2.14	(150,820)	2.93	(23,750)	2.54
Forfeited	(45,000)	5.34	(20,000)	4.01	(21,250)	2.55
Expired	—	—	—	—	(42,000)	2
Outstanding on December 31,	2,613,886	5.66	2,408,508	4.38	1,186,900	2.81
Exercisable on December 31,	1,362,205	4.35	1,149,401	3.25	970,650	2.73
Share purchase options available for grant on December 31,	20,000		5,000		292,428

As of December 31, 2022, 1,329,000 options to subscribe to new shares are available for future grants.

Share-based Payment Arrangement, Option, Exercise Price Range

	Outstanding options				Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
10.32	32,000	9.8	10.32	330,240	—	—	—
9.94	395,000	10.0	9.94	3,926,300	—	—	—
6.41	124,000	9.3	6.41	794,840	24,111	6.41	154,552
5.59	1,266,806	8.4	5.59	7,081,446	633,403	5.59	3,540,723
5.18	100,000	8.8	5.18	518,000	36,111	5.18	187,055.56
3.90	107,500	6.8	3.90	419,250	80,000	3.90	312,000
3.22	365,000	3.3	3.22	1,175,300	365,000	3.22	1,175,300
2.65	87,500	5.7	2.65	231,875	87,500	2.65	231,875
2.39	136,080	4.3	2.39	325,231	136,080	2.39	325,231
2.39 to 10.32	2,613,886	7.4	5.66	14,802,482	1,362,205	4.35	5,926,737
(1)	Fully vested options are all exercisable options. On March 29, 2023, the Board of Directors unanimously decided to appoint Ryan Rhodes as the new Chief Executive Officer of the Company, which will become effective on May 1, 2023. Marc Oczachowski will continue to serve as Chairman of the Board of the Company. In this context, the Board decided to accelerate the vesting of all unvested options granted to Mr. Oczachowski under the 2019 option plans such that these options fully vested and became exercisable on March 29, 2023. (Ref. Note 33. Subsequent Events.)
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $10.66 at December 31, 2022, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

Schedule of Nonvested Share Activity

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2020	455,000	1.58
Granted	—	—
Vested	(235,000)	1.58
Forfeited	(3,750)	1.54
Non-vested at December 31, 2020	216,250	1.59
Granted	1,392,428	2.37
Vested	(329,571)	2.06
Forfeited	(20,000)	1.89
Non-vested at December 31, 2021	1,259,107	2.32
Granted	571,000	4.33
Vested	(543,426)	2.32
Forfeited	(35,000)	2.80
Non-vested at December 31, 2022	1,251,681	3.22

Schedule of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2022
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(3,377)	(212)	(3,589)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(596)	355	(240)
Ending balance	(3,973)	144	(3,829)

	Year Ended December 31, 2021
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(2,824)	(241)	(3,064)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(554)	29	(525)
Ending balance	(3,377)	(212)	(3,589)